COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2014
COMMITMENTS AND CONTINGENCIES
Schedule of minimum aggregate rental commitment under all non-cancelable operating leases

As of December 31, 2014, the minimum aggregate rental commitment under all non‑cancelable operating leases were as follows (in thousands):

Amount
Minimum aggregate rental commitments
2015	$3,392
2016	3,125
2017	2,626
2018	2,440
2019	2,452
Thereafter	5,829
Total	$19,864